UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-10001

                    OPPENHEIMER MAIN STREET OPPORTUNITY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.5%
--------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
ArvinMeritor, Inc.                                                                28,300       $       425,066
--------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                     25,700             1,461,559
--------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1                                               108,600             1,664,838
--------------------------------------------------------------------------------------------------------------
Modine Manufacturing Co.                                                          17,000               404,770
--------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                                9,300               246,636
--------------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1                                                                   57,400             1,302,980
                                                                                               ---------------
                                                                                                     5,505,849
--------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.1%
Ford Motor Co.                                                                 1,924,200            15,932,376
--------------------------------------------------------------------------------------------------------------
General Motors Corp. 2                                                           411,800            14,380,056
--------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                            190,300            13,060,289
                                                                                               ---------------
                                                                                                    43,372,721
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Apollo Group, Inc., Cl. A 1                                                       29,400             1,086,624
--------------------------------------------------------------------------------------------------------------
Career Education Corp. 1                                                          31,200               695,136
--------------------------------------------------------------------------------------------------------------
Coinstar, Inc. 1                                                                  13,700               416,206
--------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                                                       34,300               420,175
--------------------------------------------------------------------------------------------------------------
DeVry, Inc 1                                                                      16,900               411,515
--------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                                  28,600             1,971,970
--------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                                  25,800               892,680
--------------------------------------------------------------------------------------------------------------
Sotheby's                                                                         19,600               744,800
--------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                                             8,900               406,196
                                                                                               ---------------
                                                                                                     7,045,302
--------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Aztar Corp. 1                                                                     10,800               578,556
--------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                       28,700             1,332,541
--------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                   149,000             7,274,180
--------------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. B 1                                             15,505               905,492
--------------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                                              15,200               413,136
--------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                            8,700               488,157
--------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                                                           50,900             3,878,580
--------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                        148,200             8,853,468
--------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                181,500            10,791,990
                                                                                               ---------------
                                                                                                    34,516,100
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
Blyth, Inc.                                                                       17,100               409,032
--------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                       11,400               406,068
--------------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                                                17,800               442,330
--------------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                                     33,700             1,584,911
--------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.(1,2)                                             21,800               430,332
                                                                                               ---------------
                                                                                                     3,272,673
--------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Liberty Media Holding Corp.-Interactive, Series A 1                              170,000             3,751,900


1                        |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL CONTINUED
NetFlix.com, Inc. 1                                                               14,800       $       409,368
                                                                                               ---------------
                                                                                                     4,161,268
--------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Eastman Kodak Co.                                                                 71,700             1,749,480
--------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                      56,500             1,464,480
--------------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1                                                      38,300               970,905
--------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                      97,100             2,197,373
                                                                                               ---------------
                                                                                                     6,382,238
--------------------------------------------------------------------------------------------------------------
MEDIA--4.8%
CBS Corp., Cl. B                                                                 276,100             7,990,334
--------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                               633,600            22,080,960
--------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                                           275,300            11,196,451
--------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1                                                          25,600               431,104
--------------------------------------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                                                      614,300            13,686,604
--------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1                                           354,300            12,584,736
--------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                196,000            11,591,440
--------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                                                 109,300             2,868,032
--------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1                                  166,387            14,818,426
--------------------------------------------------------------------------------------------------------------
Live Nation, Inc. 1                                                               20,500               435,830
--------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                     237,600            15,246,792
--------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                        1,018,000            21,225,300
--------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                              225,300            22,856,685
--------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                574,200            11,489,742
--------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                            431,864            16,808,147
--------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                            268,900             8,459,594
--------------------------------------------------------------------------------------------------------------
Warner Music Group Corp.                                                          57,900             1,501,347
                                                                                               ---------------
                                                                                                   195,271,524
--------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--3.0%
Big Lots, Inc. 1                                                                  91,700             1,933,036
--------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                            67,200             2,027,424
--------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                       112,500             3,497,625
--------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                        76,700             2,258,815
--------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                574,000            25,204,340
--------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                              308,100            23,178,363
--------------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                                                   346,200            24,441,720
--------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                  435,500            20,620,925
--------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 1                                                           123,600            21,564,492
                                                                                               ---------------
                                                                                                   124,726,740
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.0%
Abercrombie & Fitch Co., Cl. A                                                    22,200             1,701,630
--------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                               14,100               413,271
--------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                   48,800             2,235,040
--------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                          46,000             2,024,920
--------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                61,700             1,237,085
--------------------------------------------------------------------------------------------------------------
AutoZone, Inc. 1                                                                  14,300             1,601,600
--------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                              62,100             2,565,351


2                        |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
--------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                               218,000       $    12,044,500
--------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                                 8,400               332,472
--------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                                                          35,900               531,320
--------------------------------------------------------------------------------------------------------------
Christopher & Banks Corp.                                                         14,700               396,753
--------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                      53,100             1,432,638
--------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. 1                                                     21,400             1,064,864
--------------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                                                          20,300               440,916
--------------------------------------------------------------------------------------------------------------
DSW, Inc., Cl. A 1                                                                12,000               415,200
--------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                  696,200            14,634,124
--------------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc.                                                          21,000             1,203,510
--------------------------------------------------------------------------------------------------------------
Guess?, Inc. 1                                                                    24,400             1,389,580
--------------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                                  23,300             1,082,518
--------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                               1,073,500            40,073,755
--------------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                             216,400             6,377,308
--------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                300,900             9,069,126
--------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                       45,350             1,807,198
--------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                             55,500             2,441,445
--------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                             493,700            20,730,463
--------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                   46,400             2,207,712
--------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                        15,600               417,300
--------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                  97,600             1,741,184
--------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                             61,600             1,771,616
--------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                 33,000               971,190
--------------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1                                                            19,400               414,772
--------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                    267,000             6,885,930
--------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                             734,900            21,275,355
--------------------------------------------------------------------------------------------------------------
Tween Brands, Inc. 1                                                              10,200               426,564
                                                                                               ---------------
                                                                                                   163,358,210
--------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Brown Shoe Co., Inc.                                                              11,400               444,144
--------------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                                         51,900             1,733,460
--------------------------------------------------------------------------------------------------------------
Kellwood Co.                                                                      13,400               410,040
--------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                               13,800               581,946
--------------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                                    16,100               481,229
--------------------------------------------------------------------------------------------------------------
Steven Madden Ltd.                                                                 9,900               427,086
--------------------------------------------------------------------------------------------------------------
VF Corp.                                                                          22,500             1,710,225
--------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                        14,600               414,056
                                                                                               ---------------
                                                                                                     6,202,186
--------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.7%
--------------------------------------------------------------------------------------------------------------
BEVERAGES--0.6%
Coca-Cola Co. (The)                                                              128,800             6,017,536
--------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                    300,400            19,057,376
                                                                                               ---------------
                                                                                                    25,074,912
--------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Kroger Co. (The)                                                                 630,400            14,177,696
--------------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                            5,900               253,936
--------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                                              17,000               927,860


3                        |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
--------------------------------------------------------------------------------------------------------------
Rite Aid Corp. 1                                                                 253,400       $     1,185,912
--------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                    474,600            13,934,256
--------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                            647,200            31,894,016
                                                                                               ---------------
                                                                                                    62,373,676
--------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
Campbell Soup Co.                                                                 68,100             2,545,578
--------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                              432,400            11,307,260
--------------------------------------------------------------------------------------------------------------
Dean Foods Co. 1                                                                  37,300             1,562,497
--------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                  26,100             1,100,376
--------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                                          63,000             2,167,200
                                                                                               ---------------
                                                                                                    18,682,911
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Colgate-Palmolive Co.                                                             86,500             5,533,405
--------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                        18,100             1,414,515
--------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                       626,167            39,692,726
                                                                                               ---------------
                                                                                                    46,640,646
--------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                                              163,700             4,978,117
--------------------------------------------------------------------------------------------------------------
NBTY, Inc. 1                                                                      58,500             1,627,470
                                                                                               ---------------
                                                                                                     6,605,587
--------------------------------------------------------------------------------------------------------------
TOBACCO--1.8%
Altria Group, Inc.                                                               723,400            58,834,122
--------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                          203,700            12,865,692
--------------------------------------------------------------------------------------------------------------
UST, Inc.                                                                         36,600             1,960,296
                                                                                               ---------------
                                                                                                    73,660,110
--------------------------------------------------------------------------------------------------------------
ENERGY--7.7%
--------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Ensign Energy Services, Inc.                                                      90,000             1,460,261
--------------------------------------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                                                 61,300               429,100
--------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                     8,700               420,036
--------------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                                  31,900             2,084,984
--------------------------------------------------------------------------------------------------------------
Savanna Energy Services Corp. 1                                                   27,392               487,370
--------------------------------------------------------------------------------------------------------------
Seacor Holdings, Inc. 1                                                           12,100             1,082,708
--------------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                                   45,900             2,282,607
--------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd.                                                         110,400             1,936,756
--------------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                               18,100             1,303,381
                                                                                               ---------------
                                                                                                    11,487,203
--------------------------------------------------------------------------------------------------------------
OIL & GAS--7.4%
Alberta Clipper Energy, Inc. 1                                                    84,317               467,781
--------------------------------------------------------------------------------------------------------------
Alon USA Energy, Inc.                                                             14,500               407,015
--------------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                              390,000             1,347,522
--------------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                              110,000               380,070
--------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                   25,100             1,306,465
--------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                         40,400               461,940
--------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                    712,771            47,898,211


4                        |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
--------------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1                                                         6,900       $       192,510
--------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                   496,443            29,905,726
--------------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                             90,820             1,031,172
--------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                            100,000               299,212
--------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                            150,000               448,818
--------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                               160,000            10,694,400
--------------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                              29,500               854,041
--------------------------------------------------------------------------------------------------------------
Enbridge Energy Management LLC 1                                                       1                    11
--------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                              1,806,600           129,027,372
--------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                                77,300             2,272,620
--------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                     17,250               304,615
--------------------------------------------------------------------------------------------------------------
General Maritime Corp.                                                            11,500               420,210
--------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                        10,800               457,920
--------------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                         18,400               311,323
--------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                       44,200             2,102,152
--------------------------------------------------------------------------------------------------------------
Kereco Energy Ltd. 1                                                             195,391             1,696,480
--------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                               322,000            27,820,800
--------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,3                                                       74,500               915,535
--------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                       533,576            25,046,057
--------------------------------------------------------------------------------------------------------------
OMI Corp.                                                                         18,400               410,688
--------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                  29,700             1,857,735
--------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                                173,600             4,452,273
--------------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                               55,720               674,823
--------------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                          72,240               289,488
--------------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                            20,000               329,311
--------------------------------------------------------------------------------------------------------------
Sound Energy Trust                                                               107,233               640,753
--------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                                   11,800               440,022
--------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                      40,000             2,645,200
--------------------------------------------------------------------------------------------------------------
Sure Energy, Inc. 1                                                               35,751                36,612
--------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                      28,000             1,790,320
--------------------------------------------------------------------------------------------------------------
Thunder Energy Trust                                                             101,488               670,592
--------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                              291,600               888,082
--------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,3                                                            258,700               787,884
--------------------------------------------------------------------------------------------------------------
USEC, Inc.                                                                        39,000               435,240
--------------------------------------------------------------------------------------------------------------
Vault Energy Trust                                                                28,100               180,419
                                                                                               ---------------
                                                                                                   302,599,420
--------------------------------------------------------------------------------------------------------------
FINANCIALS--20.5%
--------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.5%
Ameriprise Financial, Inc.                                                       254,940            13,129,410
--------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                    153,700            23,262,495
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                  200,600            38,071,874
--------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                         65,600             1,317,248
--------------------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1                                               96,600             1,801,590
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                   409,500            31,875,480
--------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                           113,600             4,407,680
--------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                        463,100            40,484,202


5                        |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
--------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                   370,200       $    28,294,386
--------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                                                         4,200               290,430
                                                                                               ---------------
                                                                                                   182,934,795
--------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.2%
BB&T Corp.                                                                        10,100               439,552
--------------------------------------------------------------------------------------------------------------
Hancock Holding Co.                                                                7,300               374,490
--------------------------------------------------------------------------------------------------------------
KeyCorp                                                                           54,800             2,035,272
--------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                                    47,000             5,725,070
--------------------------------------------------------------------------------------------------------------
National City Corp.                                                               35,900             1,337,275
--------------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                                   29,300               837,394
--------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                 3,000               210,090
--------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                             112,700             8,902,173
--------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                     776,900            26,290,296
--------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                   683,762            37,948,791
--------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                              1,295,900            47,028,211
                                                                                               ---------------
                                                                                                   131,128,614
--------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Advanta Corp., Cl. B                                                              10,900               427,716
--------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                              113,600             2,904,752
--------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                      221,000            17,531,930
--------------------------------------------------------------------------------------------------------------
Cash America International, Inc.                                                  10,200               421,566
--------------------------------------------------------------------------------------------------------------
Credit Acceptance Corp. 1                                                            200                 6,692
--------------------------------------------------------------------------------------------------------------
First Marblehead Corp. (The) 2                                                    22,800             1,537,860
--------------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1                                                          10,000               499,900
                                                                                               ---------------
                                                                                                    23,330,416
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.0%
Bank of America Corp.                                                          1,667,141            89,808,887
--------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                                                  4,500             2,254,500
--------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                    4,800               249,840
--------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                1,693,000            84,920,880
--------------------------------------------------------------------------------------------------------------
IntercontinentalExchange, Inc. 1                                                  12,400             1,046,808
--------------------------------------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A                                     7,900               405,665
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                           1,383,252            65,621,475
                                                                                               ---------------
                                                                                                   244,308,055
--------------------------------------------------------------------------------------------------------------
INSURANCE--4.6%
ACE Ltd.                                                                         223,400            12,789,650
--------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                   298,700            18,328,232
--------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                       22,800             1,903,572
--------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                               475,600            31,946,052
--------------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                                  32,700             2,239,296
--------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                    38,200             2,011,612
--------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                      128,300             6,819,145
--------------------------------------------------------------------------------------------------------------
CNA Financial Corp. 1                                                             32,600             1,220,870
--------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                        37,900               834,179
--------------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                                                     28,200             1,278,870
--------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                     45,600             3,974,952
--------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                                 5,300               228,006


6                        |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
--------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                                  6,000       $       378,540
--------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                           166,971            10,570,934
--------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                      419,000            16,307,480
--------------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                        38,800             2,406,376
--------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                    319,900            18,275,887
--------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                        22,500             1,145,700
--------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                  17,875               402,724
--------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                           11,700               818,064
--------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                            283,700            16,026,213
--------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                       270,200            20,786,486
--------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                       14,700               799,680
--------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                      20,000             1,163,800
--------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                                      11,200               560,112
--------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                              297,200            15,195,836
--------------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                       4,500               274,230
--------------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                              15,700               291,863
--------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                    8,900               414,028
                                                                                               ---------------
                                                                                                   189,392,389
--------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Stratus Properties, Inc. 1                                                         2,100                66,675
--------------------------------------------------------------------------------------------------------------
Trammell Crow Co. 1                                                                2,800               136,500
                                                                                               ---------------
                                                                                                       203,175
--------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Astoria Financial Corp.                                                           29,950               868,850
--------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                                            19,900               408,547
--------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                      457,100            17,424,652
--------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                       335,500            19,881,730
--------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                      321,900            22,207,881
--------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                             25,300             1,486,628
--------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp. 1                                                           25,900               405,335
--------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                             47,900             2,042,935
--------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                54,800             2,920,840
--------------------------------------------------------------------------------------------------------------
Triad Guaranty, Inc. 1                                                             7,800               401,778
                                                                                               ---------------
                                                                                                    68,049,176
--------------------------------------------------------------------------------------------------------------
HEALTH CARE--11.2%
--------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.3%
Amgen, Inc. 1                                                                    158,200            12,008,962
--------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
Advanced Medical Optics, Inc. 1                                                   27,900             1,139,715
--------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                           93,600             6,554,808
--------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                      26,300             1,129,059
--------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                                                         8,200               682,322
--------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                  360,400            17,544,272
--------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                      13,200               617,760
--------------------------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1                                               8,400               395,556
--------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                                                          148,800            10,715,088
                                                                                               ---------------
                                                                                                    38,778,580


7                        |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.3%
Aetna, Inc.                                                                      423,700       $    17,464,914
--------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                                                12,900               386,484
--------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                          127,500             6,018,000
--------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                            113,200             7,408,940
--------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                                                                491,100            24,176,853
--------------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                      11,500               408,135
--------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                      37,600             1,765,320
--------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                        279,300            14,110,236
--------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                   228,300            13,698,000
--------------------------------------------------------------------------------------------------------------
InVentiv Health, Inc. 1                                                           14,700               420,420
--------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                            42,000             2,876,580
--------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                          36,300             1,218,228
--------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                  26,700             1,281,333
--------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                   247,200            12,382,248
--------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc. 1                                                         10,700               419,761
--------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                    62,600             2,143,424
--------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                         733,150            35,763,057
--------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                                            12,900               683,055
--------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                     17,400             1,022,250
--------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                446,490            34,076,117
                                                                                               ---------------
                                                                                                   177,723,355
--------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.1%
Emdeon Corp. 1                                                                   168,800             1,966,520
--------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Applera Corp./Applied Biosystems Group                                           116,100             4,330,530
--------------------------------------------------------------------------------------------------------------
Parexel International Corp. 1                                                     13,500               399,600
--------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                           51,000             2,186,370
                                                                                               ---------------
                                                                                                     6,916,500
--------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.4%
Abbott Laboratories                                                              198,500             9,430,735
--------------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                     16,400               403,276
--------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                             65,900             1,880,786
--------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                      354,500            17,349,230
--------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                              1,004,100            67,676,340
--------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                     101,300             1,694,749
--------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                              1,006,500            45,715,230
--------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                          42,300               867,150
--------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                   2,773,000            73,900,450
--------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                                    44,100             1,186,731
                                                                                               ---------------
                                                                                                   220,104,677
--------------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.5%
--------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.3%
Alliant Techsystems, Inc. 1                                                        2,700               208,467
--------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                        77,000             6,149,220
--------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                           342,500            24,351,750
--------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                    454,700            19,151,964


8                        |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
--------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                            327,200       $    28,443,496
--------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                           373,500            24,796,665
--------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                          23,100               419,496
--------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                     492,800            24,615,360
--------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                        113,000             7,426,360
                                                                                               ---------------
                                                                                                   135,562,778
--------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
Atlas Air Worldwide Holdings, Inc. 1                                               8,900               404,861
--------------------------------------------------------------------------------------------------------------
EGL, Inc. 1                                                                       11,100               377,289
--------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                          31,200               847,392
--------------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                                          6,800               208,692
                                                                                               ---------------
                                                                                                     1,838,234
--------------------------------------------------------------------------------------------------------------
AIRLINES--0.6%
AMR Corp. 1,2                                                                     75,300             2,134,002
--------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                            103,000             3,798,640
--------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                         1,333,100            20,036,493
                                                                                               ---------------
                                                                                                    25,969,135
--------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Masco Corp.                                                                      307,700             8,507,905
--------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc.                                                    9,000               408,420
                                                                                               ---------------
                                                                                                     8,916,325
--------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Administaff, Inc.                                                                 23,000               792,350
--------------------------------------------------------------------------------------------------------------
Banta Corp.                                                                        6,700               296,676
--------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                                                      6,600               410,322
--------------------------------------------------------------------------------------------------------------
Corrections Corp. of America 1                                                    14,550               664,790
--------------------------------------------------------------------------------------------------------------
Covanta Holding Corp. 1                                                           69,800             1,419,034
--------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                      18,600               421,662
--------------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                                       20,200               683,972
--------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                             10,600               433,434
--------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                       70,800             1,055,628
--------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                       19,600               388,080
--------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1                                                        18,300               404,613
--------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1                                                               16,700               292,417
--------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                    53,400             3,618,918
--------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                            84,400             1,398,508
--------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc. 1                                                                22,400               407,232
--------------------------------------------------------------------------------------------------------------
Viad Corp.                                                                        11,100               410,145
--------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                            44,900             1,682,852
                                                                                               ---------------
                                                                                                    14,780,633
--------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Chicago Bridge & Iron Co. NV                                                      16,500               405,240
--------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                                7,800               461,370
--------------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                        38,600             2,011,060
                                                                                               ---------------
                                                                                                     2,877,670


9                        |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Acuity Brands, Inc.                                                               39,300       $     1,946,922
--------------------------------------------------------------------------------------------------------------
Belden CDT, Inc.                                                                  35,200             1,274,240
--------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                                                 8,800               435,160
--------------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                             11,400               407,094
                                                                                               ---------------
                                                                                                     4,063,416
--------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.0%
3M Co.                                                                           151,900            11,975,796
--------------------------------------------------------------------------------------------------------------
General Electric Co.                                                           2,466,500            86,598,815
--------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                          861,400            25,351,002
                                                                                               ---------------
                                                                                                   123,925,613
--------------------------------------------------------------------------------------------------------------
MACHINERY--3.0%
AGCO Corp. 1                                                                      57,600             1,540,800
--------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                494,300            30,008,953
--------------------------------------------------------------------------------------------------------------
Crane Co.                                                                         16,100               626,934
--------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                     19,800             2,514,204
--------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                    319,500            22,930,515
--------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                      273,800            23,308,594
--------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                      174,000            12,602,820
--------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                        296,400            14,206,452
--------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                                                   172,600             6,336,146
--------------------------------------------------------------------------------------------------------------
Kaydon Corp.                                                                      10,300               430,540
--------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                         14,800               812,224
--------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                          11,100               407,037
--------------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                      4,700               707,820
--------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                      9,000               414,450
--------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                         59,000             3,393,680
--------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                    20,000               863,200
--------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc.                                                           7,300               407,340
--------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                       2,500                78,475
                                                                                               ---------------
                                                                                                   121,590,184
--------------------------------------------------------------------------------------------------------------
MARINE--0.0%
American Commercial Lines, Inc. 1                                                  6,400               410,560
--------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.7%
CSX Corp.                                                                        610,900            21,790,803
--------------------------------------------------------------------------------------------------------------
Kansas City Southern 1                                                            21,200               601,868
--------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                       66,900             1,940,769
--------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                            74,000             3,890,180
--------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                               23,400             1,232,010
--------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                                  16,600               417,490
                                                                                               ---------------
                                                                                                    29,873,120
--------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial Technologies, Inc.                                              9,700               278,778
--------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.4%
--------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.1%
ADTRAN, Inc.                                                                      17,100               395,694
--------------------------------------------------------------------------------------------------------------
Arris Group, Inc. 1                                                               30,400               407,360
--------------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                                    159,200             2,039,352
--------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                          1,822,900            43,986,577


10                       |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
--------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                                 59,100       $     1,885,881
--------------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1                                                11,300               402,845
--------------------------------------------------------------------------------------------------------------
InterDigital Communications Corp. 1                                               11,400               407,664
--------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                                      762,203             1,852,153
--------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                 1,090,400            25,144,624
--------------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                                  117,900             3,230,460
--------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                   170,300             6,197,217
--------------------------------------------------------------------------------------------------------------
UTStarcom, Inc. 1                                                                 40,700               438,339
                                                                                               ---------------
                                                                                                    86,388,166
--------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.1%
Apple Computer, Inc. 1                                                           101,500             8,229,620
--------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                           236,800             1,920,448
--------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                   1,395,500            33,952,515
--------------------------------------------------------------------------------------------------------------
Diebold, Inc.                                                                     28,500             1,244,880
--------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                    2,000,000            24,500,000
--------------------------------------------------------------------------------------------------------------
Emulex Corp. 1                                                                    22,400               421,120
--------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                              943,100            36,535,694
--------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                            593,900            54,834,787
--------------------------------------------------------------------------------------------------------------
Komag, Inc. 1                                                                     12,000               459,000
--------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                              40,400             2,569,036
--------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                       54,000             2,242,080
--------------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                                    42,200               868,476
                                                                                               ---------------
                                                                                                   167,777,656
--------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Agilent Technologies, Inc. 1                                                     624,600            22,235,760
--------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                         57,100               899,896
--------------------------------------------------------------------------------------------------------------
Daktronics, Inc.                                                                  18,300               433,893
--------------------------------------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A 1                                                 43,400               858,886
--------------------------------------------------------------------------------------------------------------
Itron, Inc. 1                                                                      7,600               413,744
--------------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                                                12,100               409,706
--------------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                                     1,200                26,304
--------------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1                                                   6,700               412,586
--------------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                                358,300             1,196,722
--------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                 65,400             2,573,490
--------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                   26,800               813,916
--------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                                                   120,700             1,628,243
                                                                                               ---------------
                                                                                                    31,903,146
--------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.2%
Digital River, Inc. 1                                                             19,400             1,122,290
--------------------------------------------------------------------------------------------------------------
Digitas, Inc. 1                                                                   39,000               411,840
--------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                                 59,100               414,882
--------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                             88,200            42,017,598
--------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                  15,000               411,600
--------------------------------------------------------------------------------------------------------------
Open Text Corp. 1                                                                 22,900               414,032


11                       |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------------
Sohu.com, Inc. 1                                                                  19,000       $       433,960
--------------------------------------------------------------------------------------------------------------
United Online, Inc.                                                               73,300               991,016
--------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                 100,000             2,068,000
--------------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                                      11,100               426,795
--------------------------------------------------------------------------------------------------------------
Websense, Inc. 1                                                                  17,200               470,764
                                                                                               ---------------
                                                                                                    49,182,777
--------------------------------------------------------------------------------------------------------------
IT SERVICES--1.7%
Acxiom Corp.                                                                      60,400             1,494,900
--------------------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1                                       21,000             1,123,080
--------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                         38,000               419,520
--------------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                                  52,900             1,246,853
--------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                         25,500             1,347,675
--------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                 56,900             1,206,849
--------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                                 30,500               822,890
--------------------------------------------------------------------------------------------------------------
DST Systems, Inc. 1                                                               21,000             1,297,590
--------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                    387,600             9,817,908
--------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                 997,800            24,196,650
--------------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                                    40,000             1,976,000
--------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc. 1                                                         40,500             1,013,715
--------------------------------------------------------------------------------------------------------------
Keane, Inc. 1                                                                     34,100               395,219
--------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                                     12,100               412,126
--------------------------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                                     35,100             1,200,771
--------------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                                 85,800             1,308,450
--------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                    160,200             6,324,696
--------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                              49,900             1,268,458
--------------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                                                         19,700               399,713
--------------------------------------------------------------------------------------------------------------
Total System Services, Inc.                                                       14,200               341,936
--------------------------------------------------------------------------------------------------------------
Western Union Co. 1                                                              596,200            13,146,210
                                                                                               ---------------
                                                                                                    70,761,209
--------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.6%
Xerox Corp. 1                                                                  1,335,300            22,700,100
--------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
Advanced Energy Industries, Inc. 1                                                24,700               388,284
--------------------------------------------------------------------------------------------------------------
Agere Systems, Inc. 1                                                            116,600             1,979,868
--------------------------------------------------------------------------------------------------------------
Altera Corp. 1                                                                   128,600             2,371,384
--------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1                                                          60,700               419,437
--------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                             290,000             9,227,800
--------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                        1,093,200            19,010,748
--------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                    318,400             1,830,800
--------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                      9,000               416,970
--------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                              78,600             1,266,246
--------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                                           578,882            22,767,429
--------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1                                                          6,100               209,169
--------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                              60,600               960,510


12                       |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
--------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                    1,930,700       $    41,201,138
--------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                             83,900             1,967,455
--------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                  42,700             2,099,559
--------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                187,400             1,883,370
--------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                                    40,400               450,864
--------------------------------------------------------------------------------------------------------------
Micron Technology, Inc. 1                                                      1,395,100            20,159,195
--------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                     111,900             2,718,051
--------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                          71,900             1,988,035
--------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1                                                   26,600               436,772
--------------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                                             34,700               410,501
--------------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                                 114,300             1,602,486
--------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                        1,012,100            30,545,178
--------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                 41,200             1,503,388
--------------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                     65,700               914,544
                                                                                               ---------------
                                                                                                   168,729,181
--------------------------------------------------------------------------------------------------------------
SOFTWARE--4.8%
Advent Software, Inc. 1                                                            9,600               355,392
--------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                     39,000             1,511,640
--------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                              301,800             4,910,286
--------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                                   16,900               422,500
--------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                             114,500             3,470,495
--------------------------------------------------------------------------------------------------------------
CA, Inc.                                                                         515,800            12,771,208
--------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                   106,300             1,898,518
--------------------------------------------------------------------------------------------------------------
Cognos, Inc. 1                                                                    43,400             1,583,232
--------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                211,600             1,701,264
--------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                  58,700             2,150,181
--------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                        41,000             1,533,400
--------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                   600,800            21,208,240
--------------------------------------------------------------------------------------------------------------
Kronos, Inc. 1                                                                    11,500               389,850
--------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                    64,700             1,871,771
--------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp. 1                                                           25,800               435,246
--------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                            13,000               645,840
--------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                2,651,046            76,111,531
--------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                                       5,800               692,230
--------------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                                 1,817,300            33,565,531
--------------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                            28,000               412,440
--------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                                   76,500             1,253,070
--------------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                    75,100             1,828,685
--------------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                               1,230,700            24,417,088
--------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                  78,600             1,769,286
--------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                            65,100               602,175
                                                                                               ---------------
                                                                                                   197,511,099


13                       |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
MATERIALS--4.2%
--------------------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
Air Products & Chemicals, Inc.                                                    89,100       $     6,207,597
--------------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                                   26,500             1,723,295
--------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                     22,600             1,335,660
--------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                           589,900            24,062,021
--------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                                 16,900               418,951
--------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                                14,400               308,016
--------------------------------------------------------------------------------------------------------------
Hercules, Inc. 1                                                                  24,500               445,900
--------------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                              20,600               927,000
--------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                             90,000             2,310,300
--------------------------------------------------------------------------------------------------------------
NewMarket Corp.                                                                    6,600               424,380
--------------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                                  10,900               621,300
--------------------------------------------------------------------------------------------------------------
PolyOne Corp. 1                                                                   50,100               410,820
--------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                             192,600            13,173,840
--------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                   92,900             4,814,078
--------------------------------------------------------------------------------------------------------------
Sensient Technologies Corp.                                                       18,300               421,815
--------------------------------------------------------------------------------------------------------------
Spartech Corp.                                                                    15,100               413,740
--------------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. B                                                                2,194                28,698
--------------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                               28,500               763,515
--------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1                                                                29,900               400,660
                                                                                               ---------------
                                                                                                    59,211,586
--------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc.                                                             11,600               425,720
--------------------------------------------------------------------------------------------------------------
Headwaters, Inc. 1                                                                16,400               405,900
                                                                                               ---------------
                                                                                                       831,620
--------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Greif, Inc., Cl. A                                                                 4,800               449,808
--------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                        47,100             1,081,887
--------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                    75,800             2,337,672
                                                                                               ---------------
                                                                                                     3,869,367
--------------------------------------------------------------------------------------------------------------
METALS & MINING--2.7%
AK Steel Holding Corp. 1                                                         110,400             1,648,272
--------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                      681,200            19,693,492
--------------------------------------------------------------------------------------------------------------
Aleris International, Inc. 1                                                       3,900               200,889
--------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                        27,300             2,920,827
--------------------------------------------------------------------------------------------------------------
Chaparral Steel Co.                                                               11,100               461,649
--------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                                             9,200               389,068
--------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                400                10,644
--------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                      303,600            18,361,728
--------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                      412,000            24,064,920
--------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1                                                         7,700               418,880
--------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                               213,800            21,461,244
--------------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                      22,550               755,651
--------------------------------------------------------------------------------------------------------------
Southern Copper Corp. 2                                                          242,300            12,449,374
--------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                              51,700             3,107,687
--------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                         35,500             2,399,800
                                                                                               ---------------
                                                                                                   108,344,125


14                       |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                  Shares                 Value
--------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
Louisiana-Pacific Corp.                                                           54,300       $     1,074,054
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.0%
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.2%
AT&T, Inc.                                                                     1,013,955            34,727,959
--------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                  785,800            35,439,580
--------------------------------------------------------------------------------------------------------------
Cbeyond, Inc. 1                                                                   13,300               403,522
--------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                  59,900             2,410,376
--------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                                           87,900               412,251
--------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                       98,100             1,438,146
--------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                      34,461             1,666,189
--------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                                       861,200             7,432,156
--------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                   1,239,400            45,857,800
                                                                                               ---------------
                                                                                                   129,787,979
--------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Sprint Nextel Corp.                                                            1,718,526            32,119,251
--------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                    30,000             1,465,500
                                                                                               ---------------
                                                                                                    33,584,751
--------------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
American Electric Power Co., Inc.                                                156,800             6,496,224
--------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.0%
Canadian Hydro Developers, Inc. 1                                                280,000             1,428,737
--------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                   3,000               187,200
                                                                                               ---------------
                                                                                                     1,615,937
--------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
ONEOK, Inc.                                                                       35,100             1,461,213
--------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
Alliant Energy Corp.                                                              36,400             1,395,940
--------------------------------------------------------------------------------------------------------------
Avista Corp.                                                                      16,100               414,414
--------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                          94,100             1,456,668
--------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                 25,100               794,164
--------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                       345,400            14,900,553
                                                                                               ---------------
                                                                                                    18,961,739
                                                                                               ---------------
Total Common Stocks (Cost $3,530,752,941)                                                        4,068,062,865

--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.9%
--------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 4,5
(Cost $38,204,552)                                                            38,204,552            38,204,552
--------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $3,568,957,493)                                         4,106,267,417
--------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.8% 6
--------------------------------------------------------------------------------------------------------------
                                                                               Principal
                                                                                  Amount
--------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
Undivided interest of 0.89% in joint repurchase agreement (Principal
Amount/Value $3,450,000,000, with a maturity value of $3,450,510,792)
with Nomura Securities, 5.33%, dated 10/31/06, to be repurchased at
$30,828,354 on 11/1/06, collateralized by U.S. Agency Mortgages,
0.00%-7.439%, 3/15/14-6/25/43, with a value of
$3,519,000,000 (Cost $30,823,790)                                          $  30,823,790            30,823,790


15                       |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                                                                                         VALUE
--------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $3,599,781,283)                                  101.1%      $ 4,137,091,207
--------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                               (1.1)          (43,384,329)
                                                                           ------------------------------------
Net Assets                                                                         100.0%      $ 4,093,706,878
                                                                           ===================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of October 31, 2006 was $1,703,419, which represents 0.04% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

4. Represents ownership of an affiliated fund, at or during the period ended October 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows

                                             SHARES        GROSS           GROSS               SHARES
                                      JULY 31, 2006    ADDITIONS      REDUCTIONS     OCTOBER 31, 2006
-----------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E,
5.23%*                                           --   92,081,545      53,876,993           38,204,552

                                                                           VALUE             DIVIDEND
                                                                      SEE NOTE 1               INCOME
-----------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E,
5.23%*                                                               $38,204,552              $68,742

* The money market fund and the Fund are affiliated by having the same investment advisor.

5. Rate shown is the 7-day yield as of October 31, 2006.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                       $ 3,592,130,441
                                                     ================

Gross unrealized appreciation                        $   538,024,634
Gross unrealized depreciation                            (23,887,658)
                                                     ----------------
Net unrealized appreciation                          $   514,136,976
                                                     ================


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the


16                       |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. The net earnings received from IMMF reflect a 0.10% management fee paid to the Manager by IMMF. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


17                       |              Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   October 31, (2006) / Unaudited
--------------------------------------------------------------------------------

                                               ACQUISITION                        VALUATION AS OF        UNREALIZED
SECURITY                                             DATES             COST      OCTOBER 31, 2006      APPRECIATION
-------------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.                            1/18/05      $   401,683      $        915,535      $    513,852

Tusk Energy Corp.                                 11/15/04          463,330               787,884           324,554
                                                                ---------------------------------------------------
                                                                $   865,013      $      1,703,419      $    838,406
                                                                ===================================================


SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of October 31, 2006, the Fund had on loan securities valued at $30,576,659, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $30,823,790 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


18                       |              Oppenheimer Main Street Opportunity Fund



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund


By:   /s/ John V. Murphy
      ________________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ________________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006


By:   /s/ Brian W. Wixted
      ________________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006